Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000008547 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008547 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008547 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008547 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008547 | FHLMC_3_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008547 | FNMA_3.5_2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008547 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008547 | FNMA_4.5_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | FNMA_2.5_2051-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008547 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000008547 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000008547 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.10%
C000008547 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008547 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Total Investments	5.00%
C000008547 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000008547 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.60%
C000008547 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000008547 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000008547 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	55.20%
C000035282 | FNMA_0.875_2030-08-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035282 | FHLB_5.5_2036-07-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035282 | FNMA_5.625_2037-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035282 | FNMA_6.625_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035282 | FHLMC_3_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035282 | FNMA_3.5_2052-05-01
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035282 | FHLB_3.25_2028-11-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FHLMC_1.487_2030-11-25
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035282 | FNMA_4.5_2052-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | FNMA_2.5_2051-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035282 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.50%
C000035282 | InvestmentType_Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.00%
C000035282 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	28.10%
C000035282 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035282 | InvestmentType_Foreign Governments
Holdings [Line Items]
Percent of Total Investments	5.00%
C000035282 | InvestmentType_Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.30%
C000035282 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.60%
C000035282 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000035282 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	1.00%
C000035282 | InvestmentType_U.S. Government Agencies
Holdings [Line Items]
Percent of Total Investments	55.20%
C000008549 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008549 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000008549 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000008549 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008549 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008549 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008549 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008549 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000008549 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008549 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000008549 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008549 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008549 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008549 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008549 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000008549 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008549 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008549 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000008549 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000008549 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000008549 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000035283 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000035283 | 45104G104 | ICICI Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000035283 | 456788108 | Infosys Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035283 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035283 | 97651M109 | Wipro Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000035283 | 40415F101 | HDFC Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035283 | 17133Q502 | Chunghwa Telecom Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035283 | 670100205 | Novo Nordisk A/S
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000035283 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000035283 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035283 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000035283 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000035283 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035283 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035283 | India
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035283 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000035283 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000035283 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000035283 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000035283 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000035283 | Other Country
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000008551 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008551 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000008551 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008551 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008551 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008551 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008551 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000008551 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008551 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008551 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000008551 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	2.90%
C000008551 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000035284 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000035284 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000035284 | 742718109 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035284 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000035284 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035284 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000035284 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 060505104 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000035284 | 68389X105 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035284 | 58933Y105 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000035284 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000035284 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	2.90%
C000035284 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000047793 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047793 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000047793 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047793 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047793 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047793 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047793 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047793 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047793 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047793 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047793 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047793 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047793 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047793 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.60%
C000047795 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000047795 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000047795 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000047795 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000047795 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047795 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047795 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047795 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047795 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047795 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	1.20%
C000047795 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%
C000047795 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	97.60%
C000047796 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047796 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 29670G102 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 531229755 | Liberty Media Corp. - Liberty Formula One, Class C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047796 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 221006109 | CorVel Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | 724078100 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047796 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047796 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	5.80%
C000047796 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047796 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.60%
C000047796 | InvestmentType_Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000047798 | 626755102 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | 78473E103 | SPX Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047798 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 29670G102 | Essential Utilities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 531229755 | Liberty Media Corp. - Liberty Formula One, Class C
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047798 | 057665200 | Balchem Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 221006109 | CorVel Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | 724078100 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047798 | InvestmentType_Corporate Notes
Holdings [Line Items]
Percent of Total Investments	0.90%
C000047798 | InvestmentType_Investment Purchased With The Cash Proceeds From Securities Lending
Holdings [Line Items]
Percent of Total Investments	5.80%
C000047798 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047798 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	91.60%
C000047798 | InvestmentType_Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	70.50%
C000080567 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000080567 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080567 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000080567 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080567 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080567 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080568 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000080568 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000080568 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000080568 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000080568 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000080568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080568 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%
C000080569 | 74006E769 | Praxis Impact Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000080569 | 74006E785 | Praxis Value Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000080569 | 74006E702 | Praxis International Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000080569 | 74006E868 | Praxis Growth Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000080569 | 74006E827 | Praxis Small Cap Index Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000080569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.00%
C000080569 | InvestmentType_Affiliated Mutual Funds
Holdings [Line Items]
Percent of Total Investments	100.00%